Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Information [Abstract]
Construction payables	$ 4	$ 201	$ 2,631
Fair value changes of financial instruments with preferred rights	0	0	103,983
Non-cash investing and financing activities	$ 4	$ 201	$ 106,614